Operating expenses	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Operating expenses	Operating expenses
16.1 RESEARCH AND DEVELOPMENT EXPENSES

	For the six-month period ended June 30,
(in thousands of euros)	2022	2021
Purchases, sub-contracting and other expenses	(10,543)	(9,386)
Payroll costs (including share-based payments)	(5,395)	(5,105)
Depreciation, amortization and provision expenses(1)	(670)	(1,015)
Total research and development expenses	(16,608)	(15,506)
(1)see Note 16.4 Depreciation, amortization and provision expenses

Purchases, sub-contracting and other expenses increased by €1.2 million for the six-month period ended June 30, 2022 as compared to the same period in 2021. This increase reflects the Company's focus on advancing its clinical trial development priorities, specifically the global Phase 3 registrational trial (NANORAY-312).

R&D Payroll costs increased by €0.3 million, or by 6% for the six-month period ended June 30, 2022 as compared with the same period in 2021, which is mainly due to the increased R&D headcounts.

16.2 SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

	For the six-month period ended June 30,
(in thousands of euros)	2022	2021
Purchases, fees and other expenses	(4,251)	(5,152)
Payroll costs (including share-based payments)	(5,244)	(4,848)
Depreciation, amortization and provision expenses (1)	(140)	(176)
Total SG&A expenses	(9,635)	(10,176)
(1)see Note 16.4 Depreciation, amortization and provision expenses

Purchases, fees and other expenses decreased by €0.9 million for the six-month period ended June 30, 2022 as compared to the same period in 2021 and mainly relates to the Company’s focus on enhancing operational efficiencies and optimizing capital allocation for continued investment in priority development pathways.

SG&A payroll costs increased by €0.4 million, or 8%, for the six-month period ended June 30, 2022 as compared to the same period in 2021. This variation reflects the strengthening of the legal and financial teams to support continued company growth and compliance requirements as well as changes in the geographic mix and seniority of the employees.

16.3 PAYROLL COSTS

	For the six-month period ended June 30,
(in thousands of euros)	2022	2021
Wages and salaries	(6,711)	(5,939)
Payroll taxes	(2,531)	(2,574)
Share-based payments	(1,360)	(1,398)
Retirement benefit obligations	(38)	(42)
Total payroll costs	(10,640)	(9,953)
Average headcount	101	93
End-of-period headcount	103	98

As of June 30, 2022, the Company had 103 employees, including 73 in R&D and 30 in selling, general and administrative expenses, compared to 98 as of June 30, 2021.

In the first half of 2022, salaries and payroll taxes increased by 15%, or by €1.1 million. This is mainly due to the increased headcount in the first half of 2022 as well as changes in the geographic mix and seniority of our employees.
In accordance with IFRS 2 – Share-based Payment, the share-based payment expense recognized in the statement of consolidated operations reflects the amortization of the fair value of the granted awards over the service period. The share-based payment expenses amounted to €1.4 million for the period ended June 30, 2022, which is stable compared with June 30, 2021 (see Note 17 Share-based payments).

16.4 DEPRECIATION, AMORTIZATION AND PROVISION EXPENSES

Depreciation, amortization and provision expenses by function are detailed as follows:

	For the six month period ended June 30, 2022
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(14)	—	(14)
Amortization expense of tangible assets	(579)	(153)	(732)
Litigations	3	1	5
Provision for charges	(80)	—	(80)
Reversal of provision for charges	—	12	12
Total depreciation, amortization and provision expenses	(670)	(140)	(810)

	For the six month period ended June 30, 2021
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(23)	(2)	(25)
Amortization expense of tangible assets	(602)	(174)	(776)
Provision for charges	(390)	—	(390)
Total depreciation, amortization and provision expenses	(1,015)	(176)	(1,191)

16.5 OTHER OPERATING INCOME AND EXPENSES

	For the six-month period ended June 30,
(in thousands of euros)	2022	2021
Contract termination indemnities (PharmaEngine)	(963)	(5,414)
Total other operating income and expenses	(963)	(5,414)

As of June 30, 2022, the Company has made an expense accrual for an amount of $1.0 million (€0.963 million) related to services provided by PharmaEngine during the period to be paid in accordance with the termination and release agreement signed between the parties (See Note 4.1 PharmaEngine and Note 23 Subsequent events).